Preferred and Common Stock - Schedule of Details For the Share Repurchases (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of shares (in shares)	1,027,671	1,097,686	1,229,313	1,006,102	1,731,193	1,061,323	734,737	2,243,259	1,904,213	506,800	2,246,294	576,629	4,360,772	5,770,512	5,233,936
Average price per share (in usd per share)	$ 194.61	$ 182.20	$ 142.36	$ 124.24	$ 109.75	$ 94.22	$ 81.66	$ 66.87	$ 52.52	$ 49.32	$ 44.52	$ 43.36	$ 160.52	$ 86.65	$ 47.76
Total	$ 200	$ 200	$ 175	$ 125	$ 190	$ 100	$ 60	$ 150	$ 100	$ 25	$ 100	$ 25	$ 700	$ 500	$ 250